Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of the Respective Assets (Details)	12 Months Ended
Dec. 31, 2021
Office Equipment, Computers and Fixtures and Fittings
Property Plant And Equipment [Line Items]
Estimated Useful Life	3 years
Laboratory Equipment | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated Useful Life	5 years
Laboratory Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated Useful Life	14 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, estimated useful lives	Shorter of useful life or remaining lease term
Leasehold Improvements | Minimum [Member]
Property Plant And Equipment [Line Items]
Estimated Useful Life	5 years
Leasehold Improvements | Maximum
Property Plant And Equipment [Line Items]
Estimated Useful Life	13 years